Schedule of corporate scenarios model (Details) $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 04, 2025	Mar. 19, 2025 USD ($)	Jun. 30, 2025 € / shares	Mar. 19, 2025 € / shares
Probability		6.00%	4.00%
PV	$ 8,873		$ 8,165
Investment round [Member]
Probability	2.50%		2.50%
Event date	Jun. 30, 2026		Mar. 31, 2026
Average bond balance	$ 9,495		$ 8,678
Average payoff balance	$ 10,205		$ 9,321
Discount rate	6.80%		7.30%
PV factor | € / shares				€ 0.9359	€ 0.9299
PV	$ 239		$ 217
Change of Control [Member]
Probability	5.00%		5.00%
Event date	Dec. 31, 2027		Dec. 31, 2027
Average bond balance	$ 10,301		$ 9,548
Average payoff balance	$ 10,340		$ 9,776
Discount rate	6.80%		7.30%
PV factor | € / shares				0.8472	0.8221
PV	$ 438		$ 402
Maturity [Member]
Probability	90.00%		90.00%
Event date	Mar. 19, 2028		Mar. 19, 2028
Average bond balance	$ 10,417		$ 9,656
Average payoff balance	$ 10,863		$ 10,317
Discount rate	6.80%		7.30%
PV factor | € / shares				0.8352	0.8098
PV	$ 8,166		$ 7,519
Dissolution [Member]
Probability	2.50%		2.50%
Event date	Dec. 31, 2026		Sep. 30, 2026
Average bond balance	$ 9,765		$ 8,927
Average payoff balance	$ 1,321		$ 1,225
Discount rate	6.80%		7.30%
PV factor | € / shares				€ 0.9052	€ 0.8977
PV	$ 30		$ 27